The Chesapeake Growth Fund

Schedule of Investments

July 31, 2020 (Unaudited)

Common Stocks - 90.8%	Shares	Value
Communication Services - 17.2%
Entertainment - 9.0%
Spotify Technology S.A. *	5,341	$1,377,017
Take-Two Interactive Software, Inc. *	9,552	1,566,719
Walt Disney Company (The)	5,820	680,591
		3,624,327
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class C *	1,378	2,043,519
Facebook, Inc. - Class A *	5,090	1,291,180
		3,334,699
Consumer Discretionary - 18.8%
Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. *	620	716,199
Las Vegas Sands Corporation	8,450	368,758
Starbucks Corporation	8,333	637,725
		1,722,682
Internet & Direct Marketing Retail - 10.2%
Alibaba Group Holding Ltd. - ADR *	5,775	1,449,640
Amazon.com, Inc. *	842	2,664,661
		4,114,301
Textiles, Apparel & Luxury Goods - 4.4%
lululemon athletica, inc. *	3,049	992,724
NIKE, Inc. - Class B	8,090	789,665
		1,782,389
Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
Costco Wholesale Corporation	1,030	335,296

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Pioneer Natural Resources Company	6,819	660,897

Financials - 5.8%
Banks - 5.0%
Bank of America Corporation	60,582	1,507,280
Citigroup, Inc.	10,427	521,455
		2,028,735
Capital Markets - 0.8%
MSCI, Inc.	305	114,674
Tradeweb Markets, Inc. - Class A	3,650	197,355
		312,029

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 90.8% (Continued)	Shares	Value
Health Care - 15.0%
Biotechnology - 3.6%
Vertex Pharmaceuticals, Inc. *	5,368	$1,460,096

Health Care Equipment & Supplies - 6.4%
DexCom, Inc. *	3,317	1,444,686
Edwards Lifesciences Corporation *	4,010	314,424
Intuitive Surgical, Inc. *	1,224	838,979
		2,598,089
Health Care Providers & Services - 5.0%
Humana, Inc.	5,140	2,017,193

Industrials - 6.8%
Aerospace & Defense - 5.9%
Boeing Company (The)	2,288	361,504
L3Harris Technologies, Inc.	6,093	1,025,635
Lockheed Martin Corporation	2,655	1,006,165
		2,393,304
Professional Services - 0.9%
CoStar Group, Inc. *	285	242,182
TransUnion	1,160	103,901
		346,083
Information Technology - 21.1%
IT Services - 9.2%
Mastercard, Inc. - Class A	6,706	2,069,002
PayPal Holdings, Inc. *	5,406	1,059,955
VeriSign, Inc. *	1,090	230,731
Visa, Inc. - Class A	1,880	357,952
		3,717,640
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.	320	101,360
NXP Semiconductors N.V.	6,576	772,877
		874,237
Software - 5.8%
Microsoft Corporation	1,435	294,190
Q2 Holdings, Inc. *	4,102	385,793
salesforce.com, inc. *	8,518	1,659,732
		2,339,715
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	3,790	1,610,901

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 90.8% (Continued)	Shares	Value
Materials - 3.7%
Chemicals - 1.5%
Sherwin-Williams Company (The)	951	$616,172

Construction Materials - 2.2%
Vulcan Materials Company	7,491	879,593

Total Common Stocks (Cost $28,742,255)		$36,768,378

Money Market Funds - 9.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (a) (Cost $3,815,927)	3,815,927	$3,815,927

Total Investments at Value - 100.2% (Cost $32,558,182)		$40,584,305

Liabilities in Excess of Other Assets - (0.2%)		(65,020)

Total Net Assets - 100.0%		$40,519,285

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2020.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

July 31, 2020 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,768,378	$-	$-	$36,768,378
Money Market Funds	3,815,927	-	-	3,815,927
Total	$40,584,305	$-	$-	$40,584,305

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any Level 2 or Level 3 securities or derivative instruments as of or during the period ended July 31, 2020.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2020:

Cost of portfolio investments	$32,687,364
Gross unrealized appreciation	$9,448,661
Gross unrealized depreciation	(1,551,720)
Net unrealized appreciation	$7,896,941

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.